Condensed Financial Information of Tingo Group, Inc (Details) - Schedule of consolidated balance sheets wittout tingo (Parentheticals) - Tingo Group Inc [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	157,599,882	122,435,576
Common stock, shares outstanding	157,599,882	122,435,576
Redeemable preferred stock Series B
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Redeemable preferred stock shares authorized	33,687.21	33,687.21
Redeemable preferred stock shares issued	0	0
Redeemable preferred stock shares outstanding	0	0
Redeemable preferred stock Series A
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable preferred stock shares issued	0	0
Redeemable preferred stock shares outstanding	0	0
Redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Redeemable preferred stock shares authorized	2,604.28	2,604.28